Share-based compensation	12 Months Ended
Dec. 31, 2023
Share-based Payment Arrangement [Abstract]
Share-based compensation
13. Share-based compensation
The Group recognizes share-based compensation, net of estimated forfeitures, on a straight line basis over the vesting term of the awards. All the share-based awards granted by the Group are service conditions only. There was no income tax benefit recognized on the Consolidated Statements of Operations for share-based compensation and the Group did not capitalize any of the share-based compensation as part of the cost of any asset in the years ended December 31, 2021, 2022 and 2023.
In June 2013 and October 2017, the Group adopted 2013 Share Incentive Plan (the “2013 plan”) and 2017 Share Incentive Plan (the “2017 plan”), which allows the Group to offer share based incentive awards to employees, officers, directors and individual consultants who render services to the Group by granting options, restricted shares or restricted share units. Awards granted under 2013 plan or 2017 plan are generally subject to a four-year vesting schedule as determined by the administrator of the plans.

Share Options
The following table sets forth the stock option shares activities under all the option plans for the years ended December 31, 2021, 2022 and 2023:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$		US$
Outstanding at December 31, 2021	7,074,035	0.5331	1.24	3,607

Expired	(57,505)	0.3200	—	—
Exercised	(3,925,830)	0.3211	—	—

Outstanding at December 31, 2022	3,090,700	0.8064	1.07	836

Granted	5,144,600	0.7940	—	—
Expired	(150,000)	1.4000	—	—
Exercised	(186,560)	0.3300	—	—

Outstanding at December 31, 2023	7,898,740	0.7983	2.90	1,782

Vested and expected to vest at December 31, 2023	7,897,801	0.7983	2.90	1,781
Exercisable as of December 31, 2023	2,405,415	0.8755	0.18	598
For the years ended December 31, 2021, 2022 and 2023, total share-based compensation expenses recognized related to the share options were RMB774, RMB365 and RMB2,889, respectively. As of December 31, 2023, the unrecognized compensation cost was RMB11,139. These amounts are expected to be recognized over a weighted average period of 3.10 years. Total compensation cost may be adjusted for future changes in estimated forfeitures.
The aggregate intrinsic value as of December 31, 2021, 2022 and 2023 is calculated as the difference between the exercise prices of the options and the per-share
market price.
The weighted average grant-date
per-share
fair value of options granted during the years ended December 31, 2021, 2022 and 2023 was nil, nil and US$0.37, respectively.

Share Options (continued)
The fair value of each option granted under the Company’s Incentive Shares plan was estimated on the date of grant using the binomial model that uses the assumption noted in the following table:

Options Granted in 2023
RMB
Risk-free interest rate	3.5%
Expected life (in years)	5
Expected dividend yield	4.79%
Expected volatility	78.82%
Exercise multiple	2.2-2.8
RSUs
The following table sets forth the Company’s RSUs activities under all incentive plans for the years ended December 31, 2021, 2022 and 2023:

	Number of RSUs	Weighted- average grant date fair value
		US$
Unvested at December 31, 2021	72,917,745	0.5452

Granted	18,899,005	0.7949
Vested	(34,568,420)	0.4956
Canceled/Forfeited	(3,954,590)	0.7580

Unvested at December 31, 2022	53,293,740	0.6510

Granted	42,890,835	0.8108
Vested	(20,613,140)	0.6130
Canceled/Forfeited	(7,377,125)	0.6478

Unvested at December 31, 2023	68,194,310	0.7724

Total share-based compensation cost for the RSUs amounted to RMB94,439, RMB88,665 and RMB113,518 for the years ended December 31, 2021, 2022 and 2023, respectively. As of December 31, 2023, there was RMB286,276 unrecognized compensation cost, net of estimated forfeitures, related to unvested restricted shares, which are to be recognized over a weighted average vesting period of 2.58 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures. The Company determined the fair value of RSUs based on its stock price on the date of grant.